Quarterly Report
May 31, 2025
MFS®  Diversified
Income Fund
DIF-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 44.2%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$478,000	$469,536
Boeing Co., 5.15%, 5/01/2030	561,000	565,918
Boeing Co., 5.805%, 5/01/2050	2,114,000	1,979,614
General Dynamics Corp., 3.625%, 4/01/2030	769,000	742,932
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	327,990
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	493,000	499,777
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	1,188,000	1,203,928
		$5,789,695
Asset-Backed & Securitized – 1.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1%, 11/15/2054 (i)	$6,387,195	$251,081
ACREC 2021-FL1 Ltd., “A”, FLR, 5.593% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	451,065	449,862
ACREC 2023-FL2 LLC, “A”, FLR, 6.559% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	848,816	849,876
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.169% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	514,761	514,410
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	112,176	112,273
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.928% (SOFR - 1mo. + 0.6%), 2/18/2028	486,001	485,831
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	830,994	828,785
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	483,829
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.978% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	943,274
AREIT 2023-CRE8 Trust, “A”, FLR, 6.438% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	474,249	475,183
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	115,922	116,132
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	171,050	172,333
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.578%, 2/15/2054 (i)	3,443,822	235,327
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.464%, 12/15/2055 (i)	4,254,952	144,817
BDS 2024-FL13 Ltd., “A”, FLR, 5.903% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	365,500	363,325
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.135%, 3/15/2054 (i)	6,638,489	285,115
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)	6,489,212	228,034
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)	7,379,671	392,575
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)	6,959,357	288,419
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	15,157	15,165
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	550,000	549,787
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	197,447	200,589
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	253,604	253,264
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.432% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	625,129	627,699
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.818%, 12/15/2072 (i)(n)	8,577,615	275,991
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	699,486	698,028
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.763%, 4/15/2054 (i)	4,783,355	151,532
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 0.894%, 8/15/2055 (i)	7,900,677	407,462
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	203,451
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,041,253
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	181,000	181,122
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	234,585	236,629
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	85,322	85,483
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	188,394	189,902
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	306,571	307,097
KREF 2018-FT1 Ltd., “A”, FLR, 5.513% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	233,784	232,728
KREF 2018-FT1 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	522,230
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	36,331	36,359
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	17,964	17,974
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	735,000	734,261
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	750,000	749,387
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	379,000	378,755
MF1 2024-FL5 Ltd., “A”, FLR, 6.015% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,151,153
MF1 2020-FL4 Ltd., “A”, FLR, 6.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	233,953	233,992
MF1 2021-FL5 Ltd., “AS”, FLR, 5.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	935,980	932,556
MF1 2021-FL5 Ltd., “B”, FLR, 5.893% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,224,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL7 Ltd., “A”, FLR, 5.521% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	$681,266	$680,530
MF1 2022-FL8 Ltd., “A”, FLR, 5.674% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,042,591	1,037,930
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.8%, 12/15/2051 (i)	8,754,996	208,534
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.277%, 5/15/2054 (i)	2,668,315	133,501
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	711,746	715,628
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	353,425	350,733
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	392,785	393,197
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	393,000	394,255
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	218,000	218,736
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	293,975	295,109
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	79,348	79,844
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	200,244	199,397
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	392,937	392,820
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	594,141	595,476
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	365,157	367,183
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	351,882	352,423
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	210,179
PFS Financing Corp., 2025-A, “A”, FLR, 4.982% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	691,453
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	439,174	437,205
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	135,683	135,576
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	108,936
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	184,457	184,749
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	358,753	361,462
Verus Securitization Trust, 2024-7,“A1”, 5.095%, 9/25/2069 (n)	1,165,045	1,158,103
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	314,931	316,310
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.931%, 1/15/2052 (i)(n)	4,966,787	129,192
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.901% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	142,201	142,228
		$29,549,659
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$600,647
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,700,000	1,719,335
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,018,000	1,068,822
		$3,388,804
Broadcasting – 0.3%
Prosus N.V., 4.193%, 1/19/2032 (n)	$881,000	$806,017
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	738,873
Walt Disney Co., 3.5%, 5/13/2040	1,911,000	1,534,531
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	969,200
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	588,000	546,573
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	781,000	722,085
		$5,317,279
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$449,000	$464,856
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	812,000	862,381
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,219,000	1,209,344
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,273,000	1,210,370
LPL Holdings, Inc., 5.65%, 3/15/2035	902,000	889,546
LSEGA Financing PLC, 2%, 4/06/2028 (n)	1,950,000	1,820,886
Sura Asset Management S.A., 6.35%, 5/13/2032 (n)	451,000	467,191
		$6,924,574

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$1,585,000	$1,525,815
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)		295,000	293,942
Vulcan Materials Co., 3.5%, 6/01/2030		532,000	505,026
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	345,127
Vulcan Materials Co., 5.7%, 12/01/2054		581,000	558,508
			$3,228,418
Business Services – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$716,000	$703,038
Accenture Capital, Inc., 4.5%, 10/04/2034		478,000	459,247
Fiserv, Inc., 4.4%, 7/01/2049		2,188,000	1,717,479
Mastercard, Inc., 4.35%, 1/15/2032		956,000	941,103
Mastercard, Inc., 3.85%, 3/26/2050		977,000	749,796
Paychex, Inc., 5.1%, 4/15/2030		372,000	376,823
Paychex, Inc., 5.35%, 4/15/2032		611,000	620,071
Visa, Inc., 2%, 8/15/2050		1,120,000	597,351
			$6,164,908
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$1,397,000	$1,454,279
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		1,475,000	1,239,045
Comcast Corp., 5.35%, 5/15/2053		1,165,000	1,054,752
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	214,000	252,147
United Group B.V., 6.5%, 10/31/2031 (n)		460,000	537,859
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,603,000	1,514,323
Videotron Ltd., 5.7%, 1/15/2035 (n)		1,077,000	1,062,182
			$7,114,587
Chemicals – 0.0%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$744,000	$609,825
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040		$745,000	$753,700
JSC Kaspi, 6.25%, 3/26/2030 (n)		1,064,000	1,053,366
Microsoft Corp., 2.525%, 6/01/2050		1,939,000	1,176,674
Microsoft Corp., 2.5%, 9/15/2050		1,594,000	958,605
Oracle Corp., 4%, 7/15/2046		705,000	527,839
Oracle Corp., 5.55%, 2/06/2053		640,000	586,889
			$5,057,073
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031		$1,857,000	$1,594,796
Apple, Inc., 2.65%, 5/11/2050		2,533,000	1,547,008
			$3,141,804
Conglomerates – 0.2%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$952,000	$950,243
Regal Rexnord Corp., 6.05%, 4/15/2028		1,122,000	1,151,931
Regal Rexnord Corp., 6.3%, 2/15/2030		724,000	750,644
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,231,000	1,234,496
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		599,000	610,591
			$4,697,905
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$866,330
Kenvue, Inc., 5.1%, 3/22/2043		1,017,000	961,037
L'Oréal S.A., 5%, 5/20/2035 (n)		662,000	666,544
Mattel, Inc., 3.75%, 4/01/2029 (n)		790,000	745,232
			$3,239,143

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$949,000	$929,020
CBRE Group, Inc., 5.95%, 8/15/2034		959,000	991,164
Meituan, 4.625%, 10/02/2029 (n)		599,000	596,218
Rentokil Terminix LLC, 5%, 4/28/2030 (n)		1,156,000	1,152,188
			$3,668,590
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,835,277
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,165,000	$1,178,268
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034		$1,204,000	$1,213,481
Broadcom, Inc., 5.05%, 7/12/2029		702,000	714,572
Intel Corp., 5.7%, 2/10/2053		488,000	437,920
Lam Research Corp., 4.875%, 3/15/2049		1,260,000	1,118,060
			$3,484,033
Emerging Market Quasi-Sovereign – 3.4%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$769,158
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, 5/08/2029 (n)		710,000	725,229
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)		645,000	637,018
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)		677,000	659,615
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,248,458
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		864,000	848,880
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		718,000	647,978
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,118,616
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)		549,000	517,469
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	640,162
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States) , 5.875%, 5/07/2030 (n)		454,000	455,421
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,035,690
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	844,000	962,474
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,140,737
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$445,470	457,164
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	660,312
Chile Electricity Lux MPC S.à r.l., 5.672%, 10/20/2035 (n)		730,000	727,554
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	733,896
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	611,090
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,038,041
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	423,846
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		911,000	915,692
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		672,000	665,477
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		592,000	587,763
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)		1,123,000	1,119,532
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	788,989
Ecopetrol S.A. (Republic of Colombia), 7.75%, 2/01/2032		848,000	822,151
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	626,227
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		454,000	395,657
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	809,884
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	488,223
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	656,811
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	684,383
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,200,836
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,105,825
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,207,748
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	412,160
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,300,649
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.5%, 2/13/2035 (n)		581,000	586,862

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$798,000	$811,343
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		852,000	869,727
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	688,884
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,226,932
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	746,872
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		582,000	582,903
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,320,637
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	710,348
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,639,209
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,447,677
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,182,541
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	641,305
Pertamina PT, 5.625%, 5/20/2043		957,000	881,145
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	1,108,281
Petroleos Mexicanos, 10%, 2/07/2033		646,000	666,400
Petroleos Mexicanos, 6.75%, 9/21/2047		2,480,000	1,676,594
Petroleos Mexicanos, 7.69%, 1/23/2050		1,764,000	1,297,033
Petroleos Mexicanos, 6.95%, 1/28/2060		1,687,000	1,139,913
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,795,000	1,814,954
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,811,000	1,835,370
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		1,150,000	1,139,156
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	859,955
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,093,623
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		918,000	905,396
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		405,000	403,728
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	578,602
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)(w)		893,000	875,140
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,545,300
T.C. Ziraat Bankasi A.S., 7.25%, 2/04/2030 (n)		586,000	583,053
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		245,000	242,785
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		583,000	591,430
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	697,940
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		741,000	760,266
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,115,955
			$65,114,074
Emerging Market Sovereign – 8.0%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$313,000	$307,301
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	919,938
Arab Republic of Egypt, 8.625%, 2/04/2030 (n)		309,000	306,265
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,166,729
Arab Republic of Egypt, 7.3%, 9/30/2033		885,000	755,309
Arab Republic of Egypt, 7.903%, 2/21/2048		1,036,000	748,718
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		662,000	454,555
Czech Republic, 5%, 9/30/2030	CZK	19,910,000	966,873
Czech Republic, 2%, 10/13/2033		38,220,000	1,499,165
Democratic Socialist Republic of Sri Lanka, 4%, 4/15/2028 (n)		$246,838	229,560
Democratic Socialist Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		271,301	234,675
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		758,525	588,805
Democratic Socialist Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		359,326	242,624
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	438,146
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	389,133
Dominican Republic, 6%, 7/19/2028 (n)		1,663,000	1,677,135
Dominican Republic, 5.5%, 2/22/2029 (n)		1,385,000	1,366,579
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,239,953
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	764,245
Dominican Republic, 6.6%, 6/01/2036 (n)		954,000	948,705
Dominican Republic, 6.95%, 3/15/2037 (n)		717,000	719,151
Federal Republic of Nigeria, 9.625%, 6/09/2031 (n)		296,000	295,230

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federal Republic of Nigeria, 7.875%, 2/16/2032		$1,341,000	$1,213,431
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	511,264
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,321,119
Federal Republic of Nigeria, 10.375%, 12/09/2034 (n)		632,000	632,079
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		367,000	301,058
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	794,892
Federative Republic of Brazil, 10%, 1/01/2029	BRL	5,356,000	845,727
Government of Ukraine, 0%, 2/01/2034 (n)		$404,905	150,827
Government of Ukraine, 1.75%, 2/01/2034 (n)		188,729	92,005
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	104,721
Government of Ukraine, 1.75%, 2/01/2035 (n)		440,367	211,376
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	87,087
Government of Ukraine, 1.75%, 2/01/2036 (n)		629,096	295,675
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)		1,244,000	898,790
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	629,689
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	543,758
Islamic Republic of Pakistan, 7.375%, 4/08/2031		341,000	289,854
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,020,000	1,060,870
Kingdom of Morocco, 4.75%, 4/02/2035 (n)	EUR	1,443,000	1,626,973
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$973,000	987,309
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		843,000	832,473
Kingdom of Saudi Arabia, 5.625%, 1/13/2035 (n)		740,000	763,565
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,925,000	1,545,044
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		1,889,000	1,535,032
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	454,480
Oriental Republic of Uruguay, 5.75%, 10/28/2034		826,000	860,692
Oriental Republic of Uruguay, 5.442%, 2/14/2037		967,000	969,746
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	646,089
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	825,492
Republic of Albania, 5.9%, 6/09/2028	EUR	601,000	719,020
Republic of Albania, 4.75%, 2/14/2035 (n)		795,000	878,873
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,145,091
Republic of Angola, 9.375%, 5/08/2048		1,356,000	992,656
Republic of Angola, 9.125%, 11/26/2049		1,922,000	1,381,554
Republic of Argentina, 4.125%, 7/09/2035		4,750,000	3,189,625
Republic of Argentina, 4.25%, 1/09/2038		3,267,000	2,322,837
Republic of Argentina, 3.5%, 7/09/2041		3,925,000	2,437,425
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	750,180
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	748,101
Republic of Benin, 8.375%, 1/23/2041 (n)		533,000	493,907
Republic of Bulgaria, 3.625%, 9/05/2032	EUR	971,000	1,146,267
Republic of Bulgaria, 5%, 3/05/2037		$1,134,000	1,095,216
Republic of Bulgaria, 4.25%, 9/05/2044	EUR	293,000	338,691
Republic of Chile, 5.65%, 1/13/2037		$1,491,000	1,511,278
Republic of Chile, 4%, 1/31/2052		2,111,000	1,582,194
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,212,143
Republic of Colombia, 7.375%, 4/25/2030		605,000	621,577
Republic of Colombia, 3.25%, 4/22/2032		952,000	746,844
Republic of Colombia, 8.5%, 4/25/2035		576,000	595,008
Republic of Colombia, 8%, 11/14/2035		1,193,000	1,192,773
Republic of Colombia, 7.75%, 11/07/2036		1,152,000	1,117,440
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,204,000	1,238,651
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	980,829
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	1,959,779
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		832,000	802,097
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		706,000	666,703
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,561,000	1,471,383
Republic of Ecuador, 5.5%, 7/31/2035		2,609,183	1,624,216
Republic of Ecuador, 5%, 7/31/2040		2,930,000	1,565,147

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of El Salvador, 9.65%, 11/21/2054 (n)		$294,000	$292,201
Republic of Ghana, 5%, 7/03/2029 (n)		751,390	686,559
Republic of Ghana, 5%, 7/03/2035 (n)		1,266,576	940,433
Republic of Guatemala, 6.05%, 8/06/2031 (n)		992,000	993,409
Republic of Guatemala, 3.7%, 10/07/2033		936,000	781,794
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	703,879
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	791,991
Republic of Hungary, 3%, 8/21/2030	HUF	186,960,000	447,234
Republic of Hungary, 6.25%, 9/22/2032 (n)		$674,000	697,806
Republic of Hungary, 5.5%, 6/16/2034 (n)		2,223,000	2,151,428
Republic of Hungary, 5.5%, 3/26/2036 (n)		1,201,000	1,136,747
Republic of Hungary, 5.5%, 3/26/2036		643,000	608,600
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	708,000
Republic of India, 7.18%, 8/14/2033	INR	38,220,000	471,844
Republic of India, 7.1%, 4/08/2034		169,380,000	2,081,607
Republic of Indonesia, 6.5%, 7/15/2030	IDR	12,044,000,000	740,310
Republic of Indonesia, 4.35%, 1/11/2048		$1,063,000	869,951
Republic of Indonesia, 5.45%, 9/20/2052		644,000	609,799
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	568,000	630,680
Republic of Panama, 6.4%, 2/14/2035		$358,000	336,627
Republic of Panama, 6.7%, 1/26/2036		336,000	323,518
Republic of Panama, 8%, 3/01/2038		1,082,000	1,118,518
Republic of Panama, 3.87%, 7/23/2060		873,000	465,789
Republic of Panama, 4.5%, 1/19/2063		1,037,000	623,600
Republic of Paraguay, 3.849%, 6/28/2033		1,268,000	1,131,690
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	942,424
Republic of Paraguay, 6%, 2/09/2036 (n)		659,000	658,044
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	946,538
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,819,879
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	915,349
Republic of Paraguay, 6.65%, 3/04/2055 (n)		593,000	576,781
Republic of Peru, 5.375%, 2/08/2035		731,000	718,573
Republic of Peru, 5.875%, 8/08/2054		799,000	753,377
Republic of Philippines, 6.375%, 7/27/2030	PHP	29,530,000	540,945
Republic of Philippines, 5.5%, 1/17/2048		$840,000	802,692
Republic of Poland, 4.625%, 3/18/2029		713,000	717,743
Republic of Poland, 4.875%, 2/12/2030		685,000	691,970
Republic of Poland, 5.75%, 11/16/2032		1,038,000	1,081,405
Republic of Poland, 4.875%, 10/04/2033		828,000	811,168
Republic of Poland, 5.125%, 9/18/2034		981,000	971,190
Republic of Poland, 5%, 10/25/2034	PLN	3,682,000	960,119
Republic of Poland, 5.375%, 2/12/2035		$1,349,000	1,348,457
Republic of Poland, 5.5%, 3/18/2054		317,000	287,284
Republic of Romania, 6.625%, 2/17/2028 (n)		486,000	496,340
Republic of Romania, 5.875%, 1/30/2029 (n)		590,000	586,892
Republic of Romania, 3%, 2/14/2031		556,000	463,752
Republic of Romania, 3.625%, 3/27/2032		1,082,000	904,408
Republic of Romania, 7.125%, 1/17/2033 (n)		1,184,000	1,201,106
Republic of Romania, 6.375%, 1/30/2034 (n)		554,000	528,154
Republic of Romania, 5.75%, 3/24/2035		1,974,000	1,771,073
Republic of Romania, 7.5%, 2/10/2037 (n)		610,000	611,912
Republic of Serbia, 6.25%, 5/26/2028 (n)		895,000	917,915
Republic of Serbia, 1.65%, 3/03/2033	EUR	429,000	392,194
Republic of Serbia, 6.5%, 9/26/2033 (n)		$716,000	739,175
Republic of Serbia, 6%, 6/12/2034 (n)		657,000	651,278
Republic of Serbia, 6%, 6/12/2034		647,000	641,365
Republic of South Africa, 8.25%, 3/31/2032	ZAR	8,694,000	456,208
Republic of South Africa, 8.875%, 2/28/2035		9,496,000	487,494
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,486,000	1,440,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of South Africa, 7.3%, 4/20/2052	$1,812,000	$1,567,380
Republic of South Africa, 7.95%, 11/19/2054 (n)	1,529,000	1,404,564
Republic of Turkey, 8.509%, 1/14/2029 (n)	453,000	481,895
Republic of Turkey, 5.25%, 3/13/2030	877,000	815,610
Republic of Turkey, 5.875%, 6/26/2031	1,934,000	1,801,444
Republic of Turkey, 7.25%, 5/29/2032	581,000	570,862
Republic of Turkey, 9.375%, 1/19/2033	348,000	383,264
Republic of Turkey, 7.625%, 5/15/2034	1,118,000	1,118,000
Republic of Turkey, 6.5%, 1/03/2035	1,216,000	1,114,384
Republic of Turkey, 6%, 1/14/2041	357,000	281,975
Republic of Turkey, 5.75%, 5/11/2047	1,575,000	1,130,502
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)	668,000	700,081
Republic of Uzbekistan, 5.375%, 2/20/2029	1,081,000	1,043,424
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)	907,000	899,354
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)	771,000	763,868
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	6,312,000	1,023,806
Republic of Zambia, 5.75%, 6/30/2033	1,009,822	906,820
Republic of Zambia, 0.5%, 12/31/2053	319,563	194,933
State of Qatar, 4.817%, 3/14/2049 (n)	819,000	727,875
State of Qatar, 4.817%, 3/14/2049	619,000	550,128
State of Qatar, 4.4%, 4/16/2050 (n)	652,000	544,420
Sultanate of Oman, 6.5%, 3/08/2047	1,218,000	1,191,716
Sultanate of Oman, 6.75%, 1/17/2048	3,170,000	3,178,103
Sultanate of Oman, 7%, 1/25/2051	2,105,000	2,165,519
United Mexican States, 6%, 5/07/2036	1,193,000	1,141,522
United Mexican States, 6.875%, 5/13/2037	1,586,000	1,601,146
United Mexican States, 6.338%, 5/04/2053	1,787,000	1,565,144
United Mexican States, 6.4%, 5/07/2054	778,000	684,811
United Mexican States, 7.375%, 5/13/2055	741,000	732,560
		$153,280,105
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$542,000	$551,795
Occidental Petroleum Corp., 4.4%, 4/15/2046	625,000	443,063
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,491,000	1,305,639
Pioneer Natural Resources Co., 2.15%, 1/15/2031	757,000	662,807
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	998,000	1,048,486
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	743,000	679,319
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	1,286,000	1,123,319
		$5,814,428
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$1,301,000	$794,736
Orlen S.A., 6%, 1/30/2035 (n)	888,000	898,141
		$1,692,877
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$1,035,000	$1,024,654
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	590,000	583,148
		$1,607,802
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,323,000	$1,243,384
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)	616,000	603,988
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	1,411,000	1,389,834
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	720,826
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	601,000	593,488
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)	553,000	555,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	$1,860,000	$1,880,156
		$6,987,440
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,041,000	$2,002,928
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,504,000	2,241,957
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)	317,000	328,926
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)	324,000	312,322
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,121,000	2,051,569
Coca-Cola FEMSA, S.A.B. de C.V., 5.1%, 5/06/2035	888,000	869,565
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	823,000	722,074
Constellation Brands, Inc., 4.1%, 2/15/2048	1,682,000	1,272,768
Diageo Capital PLC, 5.625%, 10/05/2033	1,299,000	1,350,056
Flowers Foods, Inc., 5.75%, 3/15/2035	1,041,000	1,049,624
Flowers Foods, Inc., 6.2%, 3/15/2055	287,000	279,288
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)	762,000	751,637
Gruma S.A.B. de C.V., 5.761%, 12/09/2054 (n)	401,000	370,430
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	977,000	919,007
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	521,136
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	461,000	414,428
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	572,000	579,678
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	682,446
Kraft Heinz Foods Co., 5.5%, 6/01/2050	819,000	745,622
Mars, Inc., 4.55%, 4/20/2028 (n)	463,000	465,753
Mars, Inc., 4.75%, 4/20/2033 (n)	1,424,000	1,401,480
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	578,952
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	904,133
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,125,102
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,287,600
SYSCO Corp., 4.45%, 3/15/2048	640,000	515,998
		$23,744,479
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$725,784
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	1,057,000	1,062,285
Las Vegas Sands Corp., 5.9%, 6/01/2027	582,000	589,051
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	589,085
Marriott International, Inc., 2.85%, 4/15/2031	998,000	893,205
Marriott International, Inc., 3.5%, 10/15/2032	347,000	309,884
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	716,000	710,149
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	992,114
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,447,661
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	680,371
Wynn Macau Ltd., 5.125%, 12/15/2029	277,000	259,244
		$8,258,833
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$1,005,000	$994,474
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	282,041
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,191,886
		$2,468,401
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$1,005,000	$925,078
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,432,234
Lincoln National Corp., 5.852%, 3/15/2034	963,000	976,091
MetLife, Inc., 5.3%, 12/15/2034	927,000	938,571
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	1,540,000	1,584,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	$1,225,000	$1,147,549
		$7,003,524
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$641,000	$598,061
Humana, Inc., 5.375%, 4/15/2031	592,000	595,798
Humana, Inc., 5.55%, 5/01/2035	429,000	421,350
Humana, Inc., 4.95%, 10/01/2044	560,000	466,586
UnitedHealth Group, Inc., 5.3%, 2/15/2030	584,000	598,013
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,050,000	911,155
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	497,403
UnitedHealth Group, Inc., 5.875%, 2/15/2053	776,000	749,078
		$4,837,444
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.85%, 5/07/2030	$538,000	$540,066
American International Group, Inc., 5.125%, 3/27/2033	1,385,000	1,385,705
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	918,000	991,666
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	901,000	972,090
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	853,000	779,207
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	437,000	443,975
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	888,000	879,954
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	546,905
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	1,400,000	1,405,853
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	801,000	748,348
		$8,693,769
International Market Quasi-Sovereign – 0.1%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,528,877
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,421,000	1,229,966
		$2,758,843
International Market Sovereign – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,614,695
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,475,561
		$5,090,256
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$405,265
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	830,895
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,066,000	1,093,496
CNH Industrial N.V., 3.85%, 11/15/2027	1,580,000	1,562,439
		$3,892,095
Major Banks – 2.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$2,164,000	$2,099,738
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,347,000	1,395,531
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,517,938
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	710,000	695,695
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	998,000	868,380
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	767,073
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	978,627
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,196,350
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	1,402,000	1,419,364
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	1,059,000	1,070,980
ForteBank JSC, 7.75%, 2/04/2030 (n)	287,000	283,169
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	701,477
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	1,771,000	1,713,907
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	796,000	798,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	$804,000	$704,709
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	1,791,000	1,828,185
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	1,934,000	1,908,271
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	813,417
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,452,433
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	679,172
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	484,210
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,341,366
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	2,000,645
Morgan Stanley, 3.125%, 7/27/2026	1,495,000	1,472,168
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	721,110
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	851,000	858,672
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,680,482
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	2,672,000	2,567,197
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	667,922
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	686,000	693,891
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	698,000	712,051
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	292,000	293,943
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,085,270
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	823,686
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,068,000	1,072,737
UBS Group AG, 5.58%, 5/09/2036 (n)	3,727,000	3,729,544
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,671,501
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	971,766
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,737,245
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	793,373
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	631,000	630,745
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	583,730
		$56,485,693
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,165,022
HCA, Inc., 5.45%, 9/15/2034	1,058,000	1,047,449
ICON Investments Six DAC, 5.809%, 5/08/2027	1,724,000	1,752,361
Marin General Hospital, 7.242%, 8/01/2045	839,000	915,447
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	1,203,000	1,228,239
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	580,608
		$7,689,126
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$878,262
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,167,691
		$2,045,953
Metals & Mining – 0.2%
Aris Mining Corp., 8%, 10/31/2029 (n)	$495,000	$502,555
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	329,000	326,481
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,636,301	871,351
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	746,000	754,126
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	484,000	485,925
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,116,771	1,084,648
Vale Overseas Ltd., 6.4%, 6/28/2054	443,000	423,499
		$4,448,585
Midstream – 0.5%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$313,000	$316,284
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	784,668
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	443,000	445,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	$1,216,000	$1,120,937
Enbridge, Inc., 5.95%, 4/05/2054	780,000	747,561
Energy Transfer LP, 4%, 10/01/2027	893,000	881,402
Energy Transfer LP, 5.95%, 5/15/2054	476,000	434,700
Enterprise Products Operating LLC, 4.85%, 1/31/2034	1,365,000	1,339,721
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,152,908	1,108,967
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	498,372
Plains All American Pipeline LP, 5.95%, 6/15/2035	1,433,000	1,430,693
Targa Resources Corp., 4.95%, 4/15/2052	1,424,000	1,137,601
		$10,246,120
Mortgage-Backed – 8.9%
Fannie Mae, 2.908%, 7/25/2027	$771,189	$751,569
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,286,903	7,893,669
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	3,905,875	3,593,099
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	836,853	754,078
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	287,075	21,246
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	30,334	31,480
Fannie Mae, 3%, 2/25/2033 (i)	398,247	28,920
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,774,854	1,813,165
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,282,592	2,287,242
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,142,264	1,122,566
Fannie Mae, 4.886%, 4/25/2034 - 11/25/2046	900,287	888,782
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	2,967,990	3,000,487
Fannie Mae, 4.726%, 1/25/2036	6,710	6,708
Fannie Mae, 4.736%, 10/25/2039 - 12/25/2045	91,548	89,979
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,012,415	2,862,272
Fannie Mae, 1%, 3/25/2041	227,114	197,977
Fannie Mae, 4.786%, 3/25/2041	41,195	40,972
Fannie Mae, 2.25%, 4/25/2041	422,025	402,296
Fannie Mae, 4.936%, 7/25/2041	39,386	38,948
Fannie Mae, 2%, 8/25/2044	179,241	166,064
Fannie Mae, 4%, 9/25/2050 (i)	444,760	88,176
Fannie Mae, 5.121%, 10/25/2052	1,113,119	1,077,035
Fannie Mae, 5.772%, 11/25/2053 - 1/25/2055	1,996,560	1,999,455
Fannie Mae, 5.222%, 12/25/2053	871,875	870,934
Fannie Mae, 5.472%, 6/25/2054 - 2/25/2055	2,084,987	2,079,677
Fannie Mae, 7.322%, 7/25/2054	487,534	489,048
Fannie Mae, 5.172%, 1/25/2055	632,547	630,594
Fannie Mae, 6.762%, 3/25/2055	679,642	673,528
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	14,394,342	11,942,998
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 8/01/2054	2,374,939	2,368,668
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,884,456	1,392,377
Fannie Mae, UMBS, 2%, 2/01/2042 - 9/01/2052	4,979,733	4,021,600
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	360,843	327,822
Fannie Mae, UMBS, 3%, 7/01/2050 - 8/01/2052	2,656,339	2,273,502
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	751,522	697,560
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	326,137	309,827
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	2,192,153	2,127,877
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	828,544	851,590
Fannie Mae, UMBS, 6%, 9/01/2053 - 10/01/2054	3,679,813	3,720,260
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	2,067,683	2,008,446
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	981,229	969,162
Freddie Mac, 3.75%, 8/25/2025	850,385	847,219
Freddie Mac, 2.745%, 1/25/2026	504,824	498,735
Freddie Mac, 3.208%, 2/25/2026	669,371	663,781
Freddie Mac, 2.57%, 7/25/2026	4,785,283	4,696,013
Freddie Mac, 3.12%, 9/25/2026	1,944,856	1,912,964
Freddie Mac, 2.525%, 10/25/2026	1,667,889	1,627,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.797%, 12/25/2026	$172,962	$170,873
Freddie Mac, 3.413%, 12/25/2026	2,500,000	2,463,294
Freddie Mac, 1.373%, 3/25/2027 (i)	2,188,000	48,403
Freddie Mac, 3.243%, 4/25/2027	1,555,025	1,525,491
Freddie Mac, 0.563%, 7/25/2027 (i)	42,891,103	426,209
Freddie Mac, 0.408%, 8/25/2027 (i)	32,050,944	254,436
Freddie Mac, 1.47%, 9/25/2027	700,000	658,295
Freddie Mac, 3.286%, 11/25/2027	1,033,900	1,010,882
Freddie Mac, 0.362%, 12/25/2027 (i)	207,999	1,683
Freddie Mac, 1.603%, 12/25/2027	1,292,375	1,212,621
Freddie Mac, 0.294%, 1/25/2028 (i)	58,188,356	424,920
Freddie Mac, 0.299%, 1/25/2028 (i)	24,390,067	180,308
Freddie Mac, 0.129%, 2/25/2028 (i)	74,173,791	275,986
Freddie Mac, 0.115%, 4/25/2028 (i)	48,722,505	187,562
Freddie Mac, 3.9%, 4/25/2028	288,736	286,090
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	4,428,433	4,048,981
Freddie Mac, 0.425%, 10/25/2028 (i)	6,096,254	85,567
Freddie Mac, 0.443%, 5/25/2029 (i)	6,859,411	115,290
Freddie Mac, 0.816%, 7/25/2029 (i)	4,906,286	154,676
Freddie Mac, 1.085%, 7/25/2029 (i)	7,913,463	298,773
Freddie Mac, 1.137%, 8/25/2029 (i)	13,942,464	564,320
Freddie Mac, 0.571%, 1/25/2030 (i)	2,651,135	64,494
Freddie Mac, 1.316%, 1/25/2030 (i)	4,091,670	210,606
Freddie Mac, 1.797%, 4/25/2030 (i)	3,344,437	252,992
Freddie Mac, 1.838%, 4/25/2030 (i)	8,166,315	631,700
Freddie Mac, 1.665%, 5/25/2030 (i)	4,373,949	317,360
Freddie Mac, 1.798%, 5/25/2030 (i)	9,928,903	772,169
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	606,815	618,793
Freddie Mac, 1.113%, 6/25/2030 (i)	3,083,228	143,610
Freddie Mac, 1.341%, 6/25/2030 (i)	3,957,955	233,866
Freddie Mac, 1.597%, 8/25/2030 (i)	3,506,241	252,246
Freddie Mac, 1.168%, 9/25/2030 (i)	2,193,674	117,754
Freddie Mac, 0.322%, 1/25/2031 (i)	12,638,537	178,155
Freddie Mac, 0.78%, 1/25/2031 (i)	4,987,462	191,807
Freddie Mac, 0.355%, 2/25/2031 (i)	2,871,045	62,007
Freddie Mac, 1.214%, 7/25/2031 (i)	3,953,830	252,048
Freddie Mac, 0.855%, 9/25/2031 (i)	5,826,990	262,321
Freddie Mac, 0.32%, 6/25/2032 (i)	17,860,106	372,019
Freddie Mac, 4.797%, 10/15/2032	33,006	32,985
Freddie Mac, 0.154%, 11/25/2032 (i)	11,453,817	151,113
Freddie Mac, 0.266%, 5/25/2033 (i)	2,600,000	55,370
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	4,143,729	3,922,402
Freddie Mac, 0.128%, 8/25/2033 (i)	12,475,897	159,744
Freddie Mac, 0.176%, 10/25/2033 (i)	11,781,459	199,969
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,189,033	1,197,580
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	382,525	398,951
Freddie Mac, 0.905%, 9/25/2034 (i)	1,508,629	105,321
Freddie Mac, 0.055%, 1/25/2035 (i)	17,854,931	168,165
Freddie Mac, 0.247%, 1/25/2035 (i)	6,569,974	156,395
Freddie Mac, 4.646%, 4/15/2035	23,052	22,837
Freddie Mac, 5.5%, 2/15/2036 (i)	110,628	17,874
Freddie Mac, 6.5%, 5/01/2037	3,636	3,763
Freddie Mac, 5.147%, 5/15/2039	28,499	28,417
Freddie Mac, 4.5%, 12/15/2040 (i)	18,060	1,672
Freddie Mac, 4.847%, 8/15/2046	46,889	46,180
Freddie Mac, 2.5%, 3/25/2051 (i)	1,165,761	190,279
Freddie Mac, 5.142%, 9/25/2052	751,135	733,101
Freddie Mac, 5.771%, 10/25/2053	81,017	82,154
Freddie Mac, 6.551%, 12/25/2053	684,910	681,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.222%, 10/25/2054	$1,427,196	$1,424,959
Freddie Mac, 6.772%, 1/25/2055	377,475	375,563
Freddie Mac, 5.922%, 2/25/2055	642,160	645,632
Freddie Mac, 3.25%, 11/25/2061	768,384	697,696
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	12,153,225	9,517,005
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	2,098,454	1,758,611
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,578,223	2,227,686
Freddie Mac, UMBS, 1.5%, 11/01/2051	35,480	26,161
Freddie Mac, UMBS, 3.5%, 5/01/2052	133,506	119,375
Freddie Mac, UMBS, 4%, 5/01/2052	601,083	555,468
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,362,236	1,376,642
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	777,680	774,024
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	1,071,282	119,431
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	3,234,685	3,224,640
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	6,119,012	5,901,873
Ginnie Mae, 5.657%, 8/20/2034	242,265	246,562
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	984,737	930,311
Ginnie Mae, 5%, 8/20/2039 - 5/20/2053	1,073,671	1,050,426
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	300,368	42,947
Ginnie Mae, 4.539%, 9/20/2041	1,202,374	1,169,736
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2055	3,210,446	2,913,745
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	5,169,042	4,337,497
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	4,036,155	3,540,001
Ginnie Mae, 4.739%, 10/20/2045	1,108,234	1,072,384
Ginnie Mae, 4.889%, 7/20/2046	432,185	421,952
Ginnie Mae, 4.689%, 10/20/2047	82,891	79,739
Ginnie Mae, 2.5%, 2/20/2051 (i)	351,475	42,856
Ginnie Mae, 2%, 3/20/2052	161,495	129,765
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	1,562,071	1,596,951
Ginnie Mae, 5.378%, 10/20/2054	612,865	607,184
Ginnie Mae, 5.478%, 3/20/2064	216,259	216,899
Ginnie Mae, 5.113%, 7/20/2064	162,338	162,553
Ginnie Mae, 5.183%, 10/20/2066	205,528	205,993
Ginnie Mae, 5.203%, 10/20/2066	524,325	525,641
Ginnie Mae, 5.249%, 1/20/2067	454,084	458,206
Ginnie Mae, 5.127%, 2/20/2067	317,384	320,087
Ginnie Mae, 5.174%, 3/20/2067	713,780	720,420
Ginnie Mae, 6.417%, 7/20/2067	856,807	868,175
Ginnie Mae, 4.883%, 11/20/2067	249,746	250,569
Ginnie Mae, 4.992%, 4/20/2068	1,244,106	1,253,509
Ginnie Mae, 4.963%, 7/20/2070	917,484	912,275
Ginnie Mae, 4.978%, 1/20/2075	458,780	458,461
Ginnie Mae, 4.928%, 2/20/2075	1,023,666	1,018,233
Ginnie Mae, TBA, 5.5%, 6/15/2055	500,000	496,387
Ginnie Mae, TBA, 6.5%, 6/15/2055	1,025,000	1,046,571
UMBS, TBA, 2%, 6/01/2055	2,800,000	2,175,100
UMBS, TBA, 5%, 6/01/2055	1,500,000	1,451,784
UMBS, TBA, 2.5%, 6/25/2055	1,775,000	1,445,424
UMBS, TBA, 3%, 6/25/2055	4,400,000	3,743,261
		$169,499,581
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$719,233
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040 (w)	890,000	904,297
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	245,691
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	742,055
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	26,858	26,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	$630,000	$642,008
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	175,000
		$3,455,142
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$1,305,000	$1,335,136
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$470,000	$443,032
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,027,460
		$1,470,492
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$1,047,000	$1,035,518
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)	717,000	658,170
		$1,693,688
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,171,000	$2,283,583
Banco De Credito del Peru, 6.45%, 7/30/2035 (n)	829,000	841,137
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,415,913
Banco Santander Mexico S.A., 5.621%, 12/10/2029 (n)	497,000	499,982
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	906,729
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,124,209
Bangkok Bank Public Co. Ltd. (Hong Kong), 6.056%, 3/25/2040 (n)	721,000	715,324
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	377,004
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	476,000	487,044
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)	485,000	491,014
BSF Finance, 5.5%, 11/23/2027	800,000	814,322
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	1,234,000	1,336,618
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,025,778
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	491,000	529,931
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	694,000	672,464
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,206,000	1,210,940
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	435,615
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,093,764
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	309,000	310,706
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,613,729
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	913,277
		$19,099,083
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$1,178,827
AbbVie, Inc., 5.4%, 3/15/2054	468,000	442,969
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	698,839
Biogen, Inc., 5.05%, 1/15/2031	801,000	805,024
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	629,000	610,716
Eli Lilly & Co., 4.7%, 2/09/2034	1,560,000	1,535,372
Eli Lilly & Co., 5.5%, 2/12/2055	272,000	266,071
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	495,000
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	324,000	296,968
Pfizer, Inc., 2.55%, 5/28/2040	826,000	576,529
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	400,000	413,464
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	795,000	832,172
		$8,151,951
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)	$488,000	$456,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)	$230,000	$229,958
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	981,000	1,007,204
		$1,237,162
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,172,000	$1,088,113
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	538,000	520,629
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,543,000	988,642
		$2,597,384
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$1,401,000	$1,367,830
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$1,047,000	$1,038,950
Boston Properties LP, REIT, 2.75%, 10/01/2026	637,000	619,826
Corporate Office Property LP, REIT, 2%, 1/15/2029	1,164,000	1,042,807
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	848,000	736,011
		$3,437,594
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$1,136,000	$1,013,774
Prologis LP, REIT, 5.125%, 1/15/2034	954,000	954,931
		$1,968,705
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$745,000	$755,414
Realty Income Corp., REIT, 5.375%, 9/01/2054	1,265,000	1,184,734
STORE Capital Corp., REIT, 4.625%, 3/15/2029	325,000	316,395
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,860,000	1,618,759
		$3,875,302
Restaurants – 0.0%
Arcos Dorados B.V., 6.375%, 1/29/2032 (n)	$836,000	$852,553
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$1,098,000	$765,921
Amazon.com, Inc., 3.6%, 4/13/2032	1,160,000	1,097,949
Home Depot, Inc., 3.9%, 6/15/2047	1,617,000	1,240,193
		$3,104,063
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$330,000	$325,902
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	109,000	101,717
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	253,000	220,496
International Flavors & Fragrances, Inc., 5%, 9/26/2048	743,000	609,642
		$1,257,757
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$811,000	$555,976
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034	$781,000	$760,672
Kroger Co., 5.5%, 9/15/2054	384,000	355,078
		$1,115,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$996,202
American Tower Corp., 5.45%, 2/15/2034		905,000	913,824
American Tower Corp., 3.7%, 10/15/2049		325,000	229,203
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		1,551,000	1,183,276
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	975,542
IHS Holding Ltd., 7.875%, 5/29/2030 (n)		740,000	730,595
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	608,532
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	924,000	1,083,801
Rogers Communications, Inc., 4.5%, 3/15/2042		$779,000	649,288
Sitios Latinoamerica, S.A.B. de C.V., 6%, 11/25/2029 (n)		217,000	220,353
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		802,000	796,787
T-Mobile USA, Inc., 2.05%, 2/15/2028		563,000	529,070
T-Mobile USA, Inc., 5.05%, 7/15/2033		701,000	695,025
Turkcell Iletisim Hizmetleri A.S., 7.65%, 1/24/2032 (n)		293,000	297,225
Vodafone Group PLC, 5.625%, 2/10/2053		1,084,000	994,734
			$10,903,457
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030		$1,118,000	$1,192,315
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		1,013,000	1,033,802
Philip Morris International, Inc., 5.625%, 11/17/2029		605,000	631,387
			$2,857,504
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		$865,000	$677,990
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		632,000	640,943
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		1,694,000	1,777,211
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		751,000	743,681
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		447,000	442,485
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070		390,000	388,830
Varanasi Aurangabad Nh-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		200,000	202,473
			$4,873,613
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028		$7,654	$7,678
Small Business Administration, 2.21%, 2/01/2033		61,434	57,247
Small Business Administration, 2.22%, 3/01/2033		97,801	90,855
Small Business Administration, 3.15%, 7/01/2033		113,969	108,820
Small Business Administration, 3.16%, 8/01/2033		149,561	142,923
Small Business Administration, 3.62%, 9/01/2033		104,955	101,452
			$508,975
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 6.375%, 8/15/2027		$106,000	$111,557
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)		2,965,000	3,112,555
U.S. Treasury Bonds, 2.375%, 2/15/2042		5,989,000	4,266,461
U.S. Treasury Bonds, 3.25%, 5/15/2042		1,714,000	1,390,349
U.S. Treasury Bonds, 2.875%, 5/15/2043		6,853,400	5,175,923
U.S. Treasury Bonds, 4.75%, 11/15/2043		3,755,000	3,681,514
U.S. Treasury Bonds, 4.625%, 11/15/2044		1,763,000	1,693,306
U.S. Treasury Bonds, 4.75%, 2/15/2045		5,893,000	5,752,120
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)		7,328,000	5,280,740
U.S. Treasury Bonds, 4.625%, 5/15/2054		4,568,000	4,345,132
U.S. Treasury Bonds, 4.625%, 2/15/2055		1,715,000	1,635,681
U.S. Treasury Notes, 3.625%, 3/31/2028		11,275,000	11,204,531
U.S. Treasury Notes, 2.375%, 5/15/2029		6,034,500	5,697,181
U.S. Treasury Notes, 3.875%, 9/30/2029		4,658,000	4,645,809
U.S. Treasury Notes, 4.625%, 4/30/2031		2,748,000	2,826,790
U.S. Treasury Notes, 1.625%, 5/15/2031		4,940,000	4,303,975

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 2/15/2032		$7,500,000	$6,504,492
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		7,333,000	6,680,191
			$78,308,307
Utilities - Electric Power – 2.2%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$821,000	$723,152
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)		1,362,000	1,150,413
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		2,171,875	1,830,936
AEP Transmission Co. LLC, 5.375%, 6/15/2035		507,000	509,363
AEP Transmission Co. LLC, 5.4%, 3/15/2053		1,016,000	948,866
AES Andes S.A., 6.25%, 3/14/2032 (n)		456,000	458,042
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		739,000	754,438
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		1,018,676	738,654
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		475,000	477,257
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	264,435
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		360,000	330,972
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	242,709
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		625,000	633,150
DTE Energy Co., 4.95%, 7/01/2027		943,000	950,603
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		695,000	614,163
Duke Energy Florida LLC, 3.4%, 10/01/2046		388,000	270,230
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	815,508
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,318,000	1,141,051
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,200,190
Energuate Trust, 5.875%, 5/03/2027		1,002,000	990,727
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		563,000	488,044
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		2,101,000	2,136,980
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,167,302
Eversource Energy, 5.5%, 1/01/2034		$1,026,000	1,023,390
FirstEnergy Corp., 2.65%, 3/01/2030		1,722,000	1,563,528
Florida Power & Light Co., 3.95%, 3/01/2048		1,811,000	1,400,851
Georgia Power Co., 4.7%, 5/15/2032		673,000	665,413
Georgia Power Co., 5.125%, 5/15/2052		909,000	824,933
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		2,404,000	2,079,671
Jersey Central Power & Light Co., 5.1%, 1/15/2035		282,000	275,971
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		797,000	803,774
MidAmerican Energy Co., 5.85%, 9/15/2054		956,000	952,521
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		780,000	782,023
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,090,000	930,821
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		1,059,000	1,056,196
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		1,322,000	1,324,294
Pacific Gas & Electric Co., 6.1%, 1/15/2029		531,000	548,597
Pacific Gas & Electric Co., 2.5%, 2/01/2031		1,108,000	952,557
Pacific Gas & Electric Co., 4%, 12/01/2046		810,000	566,356
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	1,003,099
PSEG Power LLC, 5.2%, 5/15/2030 (n)		863,000	871,277
PSEG Power LLC, 5.75%, 5/15/2035 (n)		670,000	674,809
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		586,456	578,218
Public Service Electric & Gas Co., 5.5%, 3/01/2055		518,000	497,089
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		765,000	717,060
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		795,000	813,285
Southern California Edison Co., 5.45%, 3/01/2035		215,000	207,995
Southern California Edison Co., 4.5%, 9/01/2040		454,000	368,716
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		847,000	844,442
Xcel Energy, Inc., 4.6%, 6/01/2032		1,154,000	1,107,466
Xcel Energy, Inc., 5.5%, 3/15/2034		343,000	342,092
			$42,613,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Other – 0.0%
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	$957,000	$905,681
Total Bonds		$844,052,386
Common Stocks – 30.3%
Aerospace & Defense – 0.2%
Leidos Holdings, Inc.	23,386	$3,473,289
Alcoholic Beverages – 0.3%
Ambev S.A.	1,370,300	$3,361,362
Kirin Holdings Co. Ltd.	222,200	3,190,758
		$6,552,120
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	9,821	$1,847,852
VF Corp.	197,840	2,465,086
		$4,312,938
Automotive – 0.5%
Compagnie Generale des Etablissements Michelin	200,376	$7,662,770
PT Astra International Tbk	4,034,400	1,201,157
		$8,863,927
Brokerage & Asset Managers – 0.1%
Euronext N.V.	10,694	$1,741,235
IG Group Holdings PLC	61,500	929,712
		$2,670,947
Business Services – 0.3%
Cognizant Technology Solutions Corp., “A”	22,393	$1,813,609
Infosys Technologies Ltd., ADR	105,553	1,920,009
Tata Consultancy Services Ltd.	19,620	794,063
Verisk Analytics, Inc., “A”	5,507	1,729,969
		$6,257,650
Computer Software - Systems – 0.4%
Hon Hai Precision Industry Co. Ltd.	1,142,000	$5,852,298
NEC Corp.	39,000	1,025,852
		$6,878,150
Construction – 3.6%
American Homes 4 Rent LP, REIT	216,480	$8,193,768
Anhui Conch Cement Co. Ltd.	1,384,000	3,597,951
Compagnie de Saint-Gobain S.A.	71,747	8,052,014
Equity Lifestyle Properties, Inc., REIT	140,578	8,936,543
Essex Property Trust, Inc., REIT	38,762	11,004,532
Heidelberg Materials AG	33,187	6,498,292
Mid-America Apartment Communities, Inc., REIT	71,065	11,132,332
Sun Communities, Inc., REIT	91,828	11,335,248
		$68,750,680
Consumer Products – 1.2%
Colgate-Palmolive Co.	113,304	$10,530,474
Kao Corp.	24,300	1,107,774
Kimberly-Clark Corp.	74,882	10,765,036
		$22,403,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.5%
Lam Research Corp.	14,523	$1,173,313
MediaTek, Inc.	113,000	4,685,045
NVIDIA Corp.	17,519	2,367,342
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,558,117
		$9,783,817
Energy - Independent – 0.5%
EOG Resources, Inc.	6,339	$688,225
Expand Energy Corp.	20,495	2,380,084
Phillips 66	53,906	6,117,253
		$9,185,562
Energy - Integrated – 0.8%
Cenovus Energy, Inc.	45,824	$603,708
Eni S.p.A.	246,177	3,625,955
Exxon Mobil Corp.	12,460	1,274,658
PetroChina Co. Ltd.	4,934,000	4,146,747
Petroleo Brasileiro S.A., ADR	221,128	2,551,817
TotalEnergies SE	66,235	3,885,169
		$16,088,054
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	43,895	$1,491,328
Food & Beverages – 0.8%
General Mills, Inc.	131,261	$7,122,222
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	216,900	913,326
Nestle S.A.	24,326	2,592,212
Nomad Foods Ltd.	48,948	856,590
PepsiCo, Inc.	18,147	2,385,423
WH Group Ltd.	936,000	860,797
		$14,730,570
Food & Drug Stores – 0.4%
Tesco PLC	1,612,109	$8,427,651
Forest & Paper Products – 0.4%
Weyerhaeuser Co., REIT	261,144	$6,766,241
Gaming & Lodging – 0.5%
Aristocrat Leisure Ltd.	74,296	$2,988,411
Ryman Hospitality Properties, Inc., REIT	35,739	3,470,614
Sunstone Hotel Investors Inc., REIT	395,142	3,540,473
		$9,999,498
Health Maintenance Organizations – 0.3%
Cigna Group	14,723	$4,661,891
Humana, Inc.	6,538	1,524,204
		$6,186,095
Insurance – 1.4%
American International Group, Inc.	10,122	$856,726
Corebridge Financial, Inc.	169,488	5,527,004
DB Insurance Co. Ltd.	24,097	1,755,272
Equitable Holdings, Inc.	59,608	3,151,475
Hartford Insurance Group, Inc.	26,359	3,422,453
Manulife Financial Corp.	222,375	7,081,129
MetLife, Inc.	48,254	3,791,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Sompo Holdings, Inc.	64,100	$1,954,249
		$27,540,107
Machinery & Tools – 0.2%
Finning International, Inc.	47,274	$1,745,109
GEA Group AG	14,540	972,406
Wabtec Corp.	9,514	1,924,873
		$4,642,388
Major Banks – 0.5%
DBS Group Holdings Ltd.	178,640	$6,194,054
Erste Group Bank AG	11,889	956,430
NatWest Group PLC	214,698	1,517,528
		$8,668,012
Medical & Health Technology & Services – 0.9%
Healthcare Realty Trust Inc., REIT	341,570	$4,952,765
Ventas, Inc., REIT	193,286	12,424,424
		$17,377,189
Medical Equipment – 0.1%
Medtronic PLC	28,822	$2,391,649
Metals & Mining – 0.8%
Rio Tinto PLC	106,057	$6,290,278
Toyota Tsusho Corp.	216,100	4,565,509
Vale S.A.	374,400	3,410,480
		$14,266,267
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	482,428	$4,100,181
Other Banks & Diversified Financials – 1.3%
American Express Co.	3,182	$935,667
China Construction Bank Corp.	7,706,000	6,891,132
Kasikornbank PLC	322,400	1,517,350
KB Financial Group, Inc.	26,626	2,004,009
M&T Bank Corp.	9,423	1,721,017
Northern Trust Corp.	68,206	7,280,308
Popular, Inc.	10,871	1,125,475
Sberbank of Russia PJSC (a)(u)	1,738,404	0
Synchrony Financial	46,868	2,701,940
		$24,176,898
Pharmaceuticals – 2.0%
AbbVie, Inc.	57,185	$10,642,700
Johnson & Johnson	39,835	6,182,790
Organon & Co.	223,576	2,061,371
Pfizer, Inc.	300,767	7,065,017
Roche Holding AG	33,307	10,744,846
Sanofi	14,193	1,410,424
		$38,107,148
Printing & Publishing – 0.3%
Lamar Advertising Co., REIT	27,603	$3,327,266
Wolters Kluwer N.V.	11,724	2,080,668
		$5,407,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.3%
DigitalBridge Group, Inc., REIT	78,739	$870,853
Federal Realty Investment Trust, REIT	104,372	9,965,439
Kimco Realty Corp., REIT	464,792	9,881,478
NNN REIT, Inc.	233,360	9,745,114
Simon Property Group, Inc., REIT	63,275	10,318,254
W.P. Carey, Inc., REIT	38,541	2,418,833
		$43,199,971
Real Estate - Office – 1.1%
BXP, Inc., REIT	125,792	$8,469,575
Cousins Properties, Inc., REIT	44,668	1,253,831
Douglas Emmett, Inc., REIT	220,501	3,137,729
Highwoods Properties, Inc., REIT	262,343	7,791,587
		$20,652,722
Real Estate - Storage – 2.4%
Americold Realty Trust, Inc.	320,414	$5,309,260
Extra Space Storage, Inc., REIT	79,133	11,960,953
Prologis, Inc., REIT	211,789	23,000,285
Rexford Industrial Realty, Inc., REIT	177,999	6,272,685
		$46,543,183
Restaurants – 0.4%
Aramark	177,100	$7,172,550
Specialty Stores – 0.5%
Home Depot, Inc.	10,416	$3,836,109
JD.com, Inc., “A”	61,750	1,002,986
Ross Stores, Inc.	7,659	1,072,949
Shimamura Co. Ltd.	17,100	1,188,961
Target Corp.	30,349	2,853,109
		$9,954,114
Telecom - Infrastructure – 2.3%
American Tower Corp., REIT	13,853	$2,973,547
Digital Realty Trust, Inc., REIT	99,881	17,131,589
Equinix, Inc., REIT	23,194	20,615,291
SBA Communications Corp., REIT	15,378	3,566,004
		$44,286,431
Telecom Services – 0.9%
Advanced Info Service Public Co. Ltd.	124,000	$1,095,423
Hellenic Telecommunications Organization S.A.	156,839	3,025,628
KDDI Corp.	616,400	10,655,093
Koninklijke KPN N.V.	629,528	2,957,832
		$17,733,976
Tobacco – 0.8%
Altria Group, Inc.	78,647	$4,766,795
British American Tobacco PLC	139,955	6,286,869
Philip Morris International, Inc.	19,169	3,461,730
		$14,515,394
Utilities - Electric Power – 0.8%
CLP Holdings Ltd.	121,500	$1,030,117
Edison International	85,850	4,777,552
Entergy Corp.	55,770	4,644,526
Iberdrola S.A.	210,214	3,838,095
PG&E Corp.	57,776	975,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	11,047	$774,395
		$16,039,944
Total Common Stocks		$579,597,859
Convertible Preferred Stocks – 0.3%
Utilities - Electric Power – 0.3%
NextEra Energy, Inc., 7.234%	92,748	$4,143,053
PG&E Corp., 6%	40,929	1,781,230
Total Convertible Preferred Stocks		$5,924,283
Preferred Stocks – 0.1%
Metals & Mining – 0.1%
Gerdau S.A.	371,658	$990,958
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$950,000	$985,625
Mutual Funds (h) – 25.6%
Mutual Funds – 22.7%
MFS High Yield Pooled Portfolio (v)	52,293,895	$434,039,328
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	54,984,374	$54,984,374
Total Mutual Funds		$489,023,702
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – March 2026 @ $4,800	Put	Goldman Sachs International	$ 105,228,082	178	$1,659,850
Other Assets, Less Liabilities – (0.6)%	(10,524,128)
Net Assets – 100.0%	$1,911,710,535
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $489,023,702 and $1,433,210,961, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $264,958,207, representing 13.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 5/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	15,440,000	USD	2,610,754	JPMorgan Chase Bank N.A.	6/02/2025	$88,783
EUR	831,756	USD	941,441	HSBC Bank	7/18/2025	5,811
EUR	223,381	USD	250,722	JPMorgan Chase Bank N.A.	7/18/2025	3,677
EUR	1,005,643	USD	1,128,210	Morgan Stanley Capital Services LLC	7/18/2025	17,074
MXN	148,623	USD	7,234	JPMorgan Chase Bank N.A.	7/18/2025	385
MYR	3,796,018	USD	892,551	Barclays Bank PLC	7/11/2025	612
TRY	22,495,775	USD	535,295	HSBC Bank	7/18/2025	10,938
TRY	6,057,125	USD	144,785	Merrill Lynch International	7/18/2025	2,292
USD	2,771,833	BRL	15,677,045	JPMorgan Chase Bank N.A.	6/02/2025	30,851
						$160,423
Liability Derivatives
BRL	237,045	USD	41,911	JPMorgan Chase Bank N.A.	6/02/2025	$(466)
BRL	15,202,955	USD	2,687,982	Merrill Lynch International	6/02/2025	(29,890)
EUR	526,854	USD	602,092	Merrill Lynch International	7/18/2025	(2,081)
EUR	758,588	USD	869,185	Morgan Stanley Capital Services LLC	7/18/2025	(5,261)
USD	2,584,218	BRL	15,202,955	Merrill Lynch International	6/02/2025	(73,874)
USD	961,099	CZK	21,543,029	Citibank N.A.	7/18/2025	(21,783)
USD	1,490,775	CZK	33,124,159	Deutsche Bank AG	7/18/2025	(20,486)
USD	8,229,886	EUR	7,246,219	Citibank N.A.	7/18/2025	(22,525)
USD	3,293,319	EUR	2,898,487	Merrill Lynch International	7/18/2025	(7,645)
USD	2,346,106	EUR	2,065,598	State Street Corp.	7/18/2025	(6,316)
USD	450,237	HUF	162,623,791	Goldman Sachs International	7/18/2025	(5,860)
USD	2,024,845	INR	178,250,112	Barclays Bank PLC	8/07/2025	(51,020)
USD	437,994	INR	38,769,000	Deutsche Bank AG	8/07/2025	(13,502)
USD	544,146	PHP	30,581,000	Barclays Bank PLC	7/31/2025	(3,193)
USD	939,636	PLN	3,548,380	BNP Paribas S.A.	7/18/2025	(7,375)
USD	481,113	ZAR	9,430,302	Citibank N.A.	7/18/2025	(41,534)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	443,849	ZAR	8,158,783	Merrill Lynch International	7/18/2025	$(8,328)
						$(321,139)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	9	$1,015,031	September – 2025	$14,862
U.S. Treasury Note 10 yr	Long	USD	107	11,850,250	September – 2025	21,322
U.S. Treasury Note 2 yr	Long	USD	258	53,518,875	September – 2025	77,679
U.S. Treasury Note 5 yr	Long	USD	605	65,453,438	September – 2025	114,297
						$228,160
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	17	$1,973,063	September – 2025	$(31,940)
U.S. Treasury Ultra Note 10 yr	Short	USD	24	2,701,125	September – 2025	(4,292)
						$(36,232)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	8,190,000	centrally cleared	Daily SOFR / Annually	3.5595% / Annually	$24,891	$—	$24,891
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	14,600,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(102,236)	$—	$(102,236)
12/26/26	USD	3,350,000	centrally cleared	Daily SOFR / Annually	4.1635% / Annually	(15,317)	—	(15,317)
12/26/29	USD	6,800,000	centrally cleared	Daily SOFR / Annually	4.085% / Annually	(132,721)	—	(132,721)
						$(250,274)	$—	$(250,274)
Inflation Swaps
5/14/30	USD	8,900,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	$(6,680)	$—	$(6,680)
						$(256,954)	$—	$(256,954)
At May 31, 2025, the fund had cash collateral of $2,000 and other liquid securities with an aggregate value of $1,983,496 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$402,939,962	$—	$—	$402,939,962
United Kingdom	24,308,628	—	—	24,308,628
Japan	4,169,062	19,519,134	—	23,688,196
France	22,751,612	—	—	22,751,612
China	5,060,073	11,492,069	—	16,552,142
Switzerland	15,184,910	—	—	15,184,910
Taiwan	—	12,095,460	—	12,095,460
Brazil	10,314,617	—	—	10,314,617
Canada	9,429,946	—	—	9,429,946
Other Countries	45,521,226	5,386,251	0	50,907,477
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	78,817,282	—	78,817,282
Non - U.S. Sovereign Debt	—	226,243,278	—	226,243,278
Municipal Bonds	—	3,455,142	—	3,455,142
U.S. Corporate Bonds	—	197,921,322	—	197,921,322
Residential Mortgage-Backed Securities	—	176,909,723	—	176,909,723
Commercial Mortgage-Backed Securities	—	9,646,279	—	9,646,279
Asset-Backed Securities (including CDOs)	—	12,493,238	—	12,493,238
Foreign Bonds	—	139,551,747	—	139,551,747
Investment Companies	489,023,702	—	—	489,023,702
Total	$1,028,703,738	$893,530,925	$0	$1,922,234,663
Other Financial Instruments
Futures Contracts – Assets	$228,160	$—	$—	$228,160
Futures Contracts – Liabilities	(36,232)	—	—	(36,232)
Forward Foreign Currency Exchange Contracts – Assets	—	160,423	—	160,423
Forward Foreign Currency Exchange Contracts – Liabilities	—	(321,139)	—	(321,139)
Swap Agreements – Assets	—	24,891	—	24,891
Swap Agreements – Liabilities	—	(256,954)	—	(256,954)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities. At May 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$453,541,129	$9,364,135	$24,464,830	$(745,355)	$(3,655,751)	$434,039,328
MFS Institutional Money Market Portfolio	20,885,712	149,886,422	115,781,447	(4,807)	(1,506)	54,984,374
	$474,426,841	$159,250,557	$140,246,277	$(750,162)	$(3,657,257)	$489,023,702
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$7,833,401	$—
MFS Institutional Money Market Portfolio	419,380	—
	$8,252,781	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
United States	67.7%
United Kingdom	2.3%
Canada	2.3%
France	1.9%
Japan	1.6%
Switzerland	1.1%
China	1.1%
India	1.1%
Mexico	0.9%
Other Countries	20.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.